Fair Value - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 JPY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 602,000,000,000	¥ 358,000,000,000
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale, measurement input		49
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale, measurement input		81.8
Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale, measurement input	80	63.1
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	¥ 109,000,000,000	¥ 62,000,000,000
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 7,000,000,000	(48,000,000,000)	¥ 54,000,000,000
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred into Level 3	¥ 7,000,000,000	1,000,000,000
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3		15,000,000,000
Fair value of assets transferred out of Level 3		7,000,000,000
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	11,000,000,000	2,000,000,000
Derivative financial instruments assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3		¥ 33,000,000,000
Other investments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	¥ 2,000,000,000